NET LOSS PER ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2025
NET LOSS PER ORDINARY SHARE
Schedule of basic and diluted net income (loss) per share computation

	For the Year Ended
	December 31,
	2023	2024	2025

	(In RMB, except for share data)
Numerator:
Net loss	(271,835,982)	(193,200,639)	(39,385,588)

Denominator:
Weighted average number of ordinary shares outstanding	154,795,461	155,735,312	156,334,581
Weighted average number of ordinary shares equivalents outstanding	2,020,644	2,724,930	3,380,117

Denominator for basic and diluted net loss per ordinary share	156,816,105	158,460,242	159,714,698

Net loss per ordinary share
—Basic	(1.73)	(1.22)	(0.25)
—Diluted	(1.73)	(1.22)	(0.25)

Schedule of antidilutive securities

	For the Year Ended
	December 31,
	2024	2025
Share options	3,753,328	3,637,968
Unvested restricted share units	2,753,342	7,670,528